RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) (Tables) - Parent [Member] - CIK000178115 Alussa Energy Acquisition Corp	12 Months Ended
Dec. 31, 2020
Restatement of Quarterly Condensed Financial Statements (Unaudited) (Tables) [Line Items]
Schedule of restatement of quarterly condensed balance sheet

	As Restated
	September 30,	June 30,	March 31,
	2020	2020	2020
BALANCE SHEETS
ASSETS
Current Assets
Cash	$1,109,632	$1,399,600	$1,880,199
Prepaid expenses and other current assets	41,817	84,716	81,894
Total Current Assets	1,151,449	1,484,316	1,962,093

Marketable securities held in Trust Account	289,791,930	289,642,871	289,605,262
Total Assets	$290,943,379	$291,127,187	$291,567,355

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities – Accounts payable and accrued expenses	$39,327	$47,847	$71,751
Deferred underwriting fee payable	10,062,500	10,062,500	10,062,500
Warrant liabilities	23,606,250	21,293,750	23,293,749
Total Liabilities	33,708,077	31,404,097	33,428,000

Commitments	—	—	—

Class A ordinary shares subject to possible redemption, 25,024,040, 25,283,856 and 25,129,917 shares at redemption value at September 30, 2020, June 30, 2020 and March 31, 2020, respectively	252,235,299	254,723,083	253,139,346

Shareholders’ Equity
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	—	—	—
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,725,960, 3,466,144, and 3,620,083 shares issued and outstanding (excluding 25,024,040, 25,283,856 and 25,129,917 shares subject to possible redemption) at September 30, 2020, June 30, 2020 and March 31, 2020, respectively	372	346	363
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 7,187,500 shares issued and outstanding at September 30, 2020, June 30, 2020, and March 31, 2020	719	719	719
Additional paid-in capital	2,487,758	—	835,323
Retained earnings	2,511,154	4,998,942	4,163,604
Total Shareholders’ Equity	5,000,003	5,000,007	5,000,009

Total Liabilities and Shareholders’ Equity	$290,943,379	$291,127,187	$291,567,355

Schedule of restatement of quarterly condensed statement of operations

	As Restated
	September 30,		June 30,		March 31,
	2020		2020		2020
	Three	Nine	Three	Six	Three
	Months	Months	Months	Months	Months
	Ended	Ended	Ended	Ended	Ended
STATEMENTS OF OPERATIONS
Operating costs	$324,347	$1,278,065	$453,873	$953,718	$499,845
Loss from operations	(324,347)	(1,278,065)	(453,873)	(953,718)	(499,845)

Other income (expense):
Interest income	93,440	1,944,601	958,571	1,851,161	892,590
Unrealized gain on marketable securities held in Trust Account	55,619	16,548	(920,962)	(39,071)	881,891
Change in fair value of warrant liabilities	(2,312,500)	7,356,250	2,000,000	9,668,750	7,668,750
Other income (expense)	(2,163,441)	9,317,399	2,037,609	11,480,840	9,443,231

Net income (loss)	$(2,487,788)	$8,039,334	$1,583,736	$10,527,122	$8,943,386

Weighted average redeemable ordinary shares outstanding, basic and diluted	25,283,856	24,936,375	25,129,917	24,760,725	24,391,533

Basic and diluted net income per redeemable ordinary share	$0.00	$0.07	$0.03	$0.07	$0.03

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	10,653,644	11,001,125	10,807,583	11,176,775	11,545,967

Basic and diluted net income (loss) per non-redeemable ordinary share	$(0.24)	$0.58	$0.07	$0.80	$0.71

Schedule of restatement of quarterly condensedstatement of changes in shareholders' equity

	For the Three Months Ended March 31, 2020 (As Restated)
						(Accumulated
	Class A Ordinary		Class B Ordinary		Additional	Deficit)	Total
	Shares		Shares		Paid-In	Retained	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Earnings	Equity
STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY
Balance – January 1, 2020	4,358,467	$436	7,187,500	$719	$9,778,630	$(4,779,782)	$5,000,003
Class A ordinary shares subject to possible redemption	(738,384)	(73)	—	—	(8,943,307)	—	(8,943,380)
Net income	—	—	—	—	—	8,943,386	8,943,386
Balance – March 31, 2020	3,620,083	$363	7,187,500	$719	$835,323	$4,163,604	$5,000,009

	For the Three Months Ended June 30, 2020 (As Restated)
	Class A Ordinary			Class B Ordinary			Additional		Total
	Shares			Shares			Paid-In	Retained	Shareholders’
	Shares	Amount		Shares	Amount		Capital	Earnings	Equity
STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY
Balance – March 31, 2020	3,620,083		$363	7,187,500		$719	$835,323	$4,163,604	$5,000,009
Class A ordinary shares subject to possible redemption	(153,939)		(17)	—		—	(835,323)	(748,398)	(1,583,738)
Net income	—		—	—		—	—	1,583,736	1,583,736
Balance – June 30, 2020	3,466,144		$346	7,187,500		$719	$—	$4,998,942	$5,000,007

	For the Six Months Ended June 30, 2020 (As Restated)
						(Accumulated
	Class A Ordinary		Class B Ordinary		Additional	Deficit)	Total
	Shares		Shares		Paid-In	Retained	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Earnings	Equity
STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY
Balance – January 1, 2020	4,358,467	$436	7,187,500	$719	$9,778,630	$(4,779,782)	$5,000,003
Class A ordinary shares subject to possible redemption	(892,323)	(90)	—	—	(9,778,630)	(748,398)	(10,527,118)
Net income	—	—	—	—	—	10,527,122	10,527,122
Balance – June 30, 2020	3,466,144	$346	7,187,500	$719	$—	$4,998,942	$5,000,007

	For the Three Months Ended September 30, 2020 (As Restated)
	Class A Ordinary		Class B Ordinary		Additional		Total
	Shares		Shares		Paid-In	Retained	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Earnings	Equity
STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY
Balance – June 30, 2020	3,466,144	$346	7,187,500	$719	$—	$4,998,942	$5,000,007
Class A ordinary shares subject to possible redemption	259,816	26	—	—	2,487,758	—	2,487,784
Net loss	—	—	—	—	—	(2,487,788)	(2,487,788)
Balance – September 30, 2020	3,725,960	$372	7,187,500	$719	$2,487,758	$2,511,154	$5,000,003

	For the Nine Months Ended September 30, 2020 (As Restated)
	Class A Ordinary		Class B Ordinary		Additional		Total
	Shares		Shares		Paid-In	Retained	Shareholders’
	Shares	Amount	Shares	Amount	Capital	Earnings	Equity
STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY
Balance – January 1, 2020	4,358,467	$436	7,187,500	$719	$9,778,630	$(4,779,782)	$5,000,003
Class A ordinary shares subject to possible redemption	(632,507)	(64)	—	—	(7,290,872)	(748,398)	(8,039,334)
Net income	—	—	—	—	—	8,039,334	8,039,334
Balance – September 30, 2020	3,725,960	$372	7,187,500	$719	$2,487,758	$2,511,154	$5,000,003

Schedule of restatement of quarterly condensed statements of cash flows

	As Restated
	Nine Months	Six Months	Three Months
	Ended	Ended	Ended
	September 30,	June 30,	March 31,
	2020	2020	2020
STATEMENTS OF CASH FLOWS
Cash Flows from Operating Activities
Net income	$8,039,334	$10,527,122	$8,943,386
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(1,944,601)	(1,851,161)	(892,590)
Unrealized gain on marketable securities held in Trust Account	(16,548)	39,071	(881,891)
Change in fair value of warrant liabilities	(7,356,250)	(9,668,750)	(7,668,750)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	71,232	28,333	31,155
Accrued expenses	34,103	42,623	66,527
Net cash used in operating activities	(1,172,730)	(882,762)	(402,163)

Net Change in Cash	(1,172,730)	(882,762)	(402,163)
Cash – Beginning	2,282,362	2,282,362	2,282,362
Cash – Ending	$1,109,632	$1,399,600	$1,880,199

Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$8,039,334	$10,527,118	$8,943,381

Schedule of balance sheet

	September 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$23,606,250	$23,606,250
Total Liabilities	10,101,827	23,606,250	33,708,077

Class A ordinary shares subject to possible redemption, 25,024,040 shares at redemption value at September 30, 2020	275,841,548	(23,606,249)	252,235,299

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,725,960 shares issued and outstanding (excluding 25,024,040 shares subject to possible redemption) at September 30, 2020	138	234	372
Additional paid-in capital	4,106,355	(1,618,597)	2,487,758
Retained earnings	892,792	1,618,362	2,511,154
Total Shareholders’ Equity	5,000,004	(1)	5,000,003

Total Liabilities and Shareholders’ Equity	$290,943,379	$—	$290,943,379

	June 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$21,293,750	$21,293,750
Total Liabilities	10,110,347	21,293,750	31,404,097

Class A ordinary shares subject to possible redemption, 25,283,856 shares at redemption value at June 30, 2020	276,016,831	(21,293,748)	254,723,083

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,466,144 shares issued and outstanding (excluding 25,283,856 shares subject to possible redemption) at June 30, 2020	135	211	346
Additional paid-in capital	3,931,075	(3,931,075)	—
Retained earnings	1,068,080	3,930,862	4,998,942
Total Shareholders’ Equity	5,000,009	(2)	5,000,007

Total Liabilities and Shareholders’ Equity	$291,127,187	$—	$291,127,187

	March 31, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Balance Sheet

Liabilities and Shareholders’ Equity
Warrant liabilities	$—	$23,293,749	$23,293,749
Total Liabilities	10,134,251	23,293,749	33,428,000

Class A ordinary shares subject to possible redemption 25,129,917 shares at redemption value at March 31, 2020	276,433,098	(23,293,752)	253,139,346

Shareholders’ Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,620,083 shares issued and outstanding (excluding 25,129,917 shares subject to possible redemption) at March 31, 2020	131	232	363
Additional paid-in capital	3,514,812	(2,679,489)	835,323
Retained earnings	1,484,344	2,679,260	4,163,604
Total Shareholders’ Equity	5,000,006	3	5,000,009

Total Liabilities and Shareholders’ Equity	$291,567,355	$—	$291,567,355

Schedule of statements of operations

	For the Three Months Ended
	September 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$(2,312,500)	$(2,312,500)
Other income (expense)	149,059	(2,312,500)	(2,163,441)

Net loss	$(175,288)	$(2,312,500)	$(2,487,788)

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	25,283,856	25,283,856

Basic and diluted net income per redeemable ordinary share	$—	$0.00	$0.00

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,540,023	2,113,621	10,653,644

Basic and diluted net loss per non-redeemable ordinary share	$(0.04)	$(0.20)	$(0.24)

	For the Nine Months Ended
	September 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$7,356,250	$7,356,250
Other income (expense)	1,961,149	7,356,250	9,317,399

Net income	$683,084	$7,356,250	$8,039,334

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	24,936,375	24,936,375

Basic and diluted net income per redeemable ordinary share	$—	$0.07	$0.07

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,496,307	2,504,818	11,001,125

Basic and diluted net income (loss) per non-redeemable ordinary share	$(0.14)	$0.72	$0.58

	For the Three Months Ended
	June 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$2,000,000	$2,000,000
Other income (expense)	37,609	2,000,000	2,037,609

Net (loss) income	$(416,264)	$2,000,000	$1,583,736

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	25,129,917	25,129,917

Basic and diluted net income per redeemable ordinary share	$—	$0.03	$0.03

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,495,141	2,312,442	10,807,583

Basic and diluted net income (loss) per non-redeemable ordinary share	$(0.05)	$0.12	$0.07

	For the Six Months Ended
	June 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$9,668,750	$9,668,750
Other income (expense)	1,812,090	9,668,750	11,480,840

Net income	$858,372	$9,668,750	$10,527,122

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	24,760,725	24,760,725

Basic and diluted net income per redeemable ordinary share	$—	$0.07	$0.07

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,474,209	2,702,566	11,176,775

Basic and diluted net income (loss) per non-redeemable ordinary share	$(0.10)	$0.90	$0.80

	For the Three Months Ended
	March 31, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Operations

Other income (expense):
Change in fair value of warrant liabilities	$—	$7,668,750	$7,668,750
Other income (expense)	1,774,481	7,668,750	9,443,231

Net income	$1,274,636	$7,668,750	$8,943,386

Weighted average redeemable ordinary shares outstanding, basic and diluted	—	24,391,533	24,391,533

Basic and diluted net income per redeemable ordinary share	$—	$0.03	$0.03

Weighted average non-redeemable ordinary shares outstanding, basic and diluted	8,453,276	3,092,691	11,545,967

Basic and diluted net income (loss) per non-redeemable ordinary share	$(0.05)	$0.76	$0.71

Schedule of statements of cash flows

	For the Nine Months Ended
	September 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net income	$683,084	$7,356,250	$8,039,334
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	—	(7,356,250)	(7,356,250)
Net cash used in operating activities	(1,172,730)	—	(1,172,730)

Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$683,090	$7,356,244	$8,039,334

	For the Six Months Ended
	June 30, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net income	$858,372	$9,668,750	$10,527,122
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	—	(9,668,750)	(9,668,750)
Net cash used in operating activities	(882,762)	—	(882,762)

Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$858,373	$9,668,745	$10,527,118

	For the Three Months Ended
	March 31, 2020
	As
	Originally		As
	Reported	Adjustments	Restated
Statement of Cash Flows

Cash Flows from Operating Activities:
Net income	$1,274,636	$7,668,750	$8,943,386
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of warrant liabilities	—	(7,668,750)	(7,668,750)
Net cash used in operating activities	(402,163)	—	(402,163)

Non-Cash Investing and Financing Activities:
Change in fair value of Class A ordinary shares subject to possible redemption	$1,274,640	$7,668,741	$8,943,381